Significant Accounting Policies - Short-term bank Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term bank loans	$ 78,229	$ 89,309
Minimum
Interest rate for the outstanding short-term bank loans (as a percent)	4.60%	4.60%
Maximum
Interest rate for the outstanding short-term bank loans (as a percent)	4.80%	4.80%